SCHEDULE OF DETAILED INFORMATION ABOUT CREDIT RISK TRADE RECEIVABLES AND CONTRACT ASSET BY GEOGRAPHIC REGION (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Trade Receivables	$ 17,305	$ 6,441
UNITED STATES
IfrsStatementLineItems [Line Items]
Trade Receivables	11,376	4,607
Other Regions [Member]
IfrsStatementLineItems [Line Items]
Trade Receivables	$ 5,929	$ 1,834